UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):    [ ] is a restatement
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

      /s/Susan Chamberlain         Chicago, IL         05/04/09
      --------------------         -----------         --------
          [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/09

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   78

FORM 13F INFORMATION TABLE VALUE TOTAL:   $945,799
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    26132  1221675 SH       Sole                                    1221675
Advance Auto Parts             cs               00751y106     1142    27800 SH       Sole                                      27800
Affiliated Computer Services   cs               008190100    19389   404875 SH       Sole                                     404875
AFLAC                          cs               001055102     7224   373150 SH       Sole                                     373150
Alberto-Culver                 cs               013078100     1739    76900 SH       Sole                                      76900
American Tower                 cs               029912201    23905   785575 SH       Sole                                     785575
Apple                          cs               037833100    37060   352550 SH       Sole                                     352550
Automatic Data Processing      cs               053015103     8948   254500 SH       Sole                                     254500
BioMarin                       cs               09061g101     1476   119550 SH       Sole                                     119550
BJ Services Company            cs               055482103     1371   137750 SH       Sole                                     137750
Burlington Northern            cs               12189T104    22651   376575 SH       Sole                                     376575
Cisco Systems                  cs               17275r102    27993  1669225 SH       Sole                                    1669225
Citrix Systems                 cs               177376100    39036  1724200 SH       Sole                                    1724200
Copart, Inc.                   cs               217204106     2661    89700 SH       Sole                                      89700
Costco                         cs               22160k105    13993   302100 SH       Sole                                     302100
Covidien                       cs               G2552X108    18583   559050 SH       Sole                                     559050
CVS Caremark                   cs               126650100    15563   566150 SH       Sole                                     566150
Diageo ADR                     cs               25243Q205    10093   225550 SH       Sole                                     225550
Disney                         cs               254687106    11858   652975 SH       Sole                                     652975
Donaldson                      cs               257651109     1678    62500 SH       Sole                                      62500
Estee Lauder                   cs               518439104     1091    44250 SH       Sole                                      44250
Expeditors International       cs               302130109    18166   642125 SH       Sole                                     642125
Exxon Mobil                    cs               30231G102     9629   141400 SH       Sole                                     141400
FactSet Research Systems       cs               303075105     1347    26950 SH       Sole                                      26950
Fiserv, Inc.                   cs               337738108     1739    47700 SH       Sole                                      47700
FormFactor                     cs               346375108     1715    95150 SH       Sole                                      95150
General Electric               cs               369604103      274    27125 SH       Sole                                      27125
Genzyme Corporation            cs               372917104    17432   293525 SH       Sole                                     293525
Global Payments                cs               37940X102     1864    55800 SH       Sole                                      55800
Google                         cs               38259p508    22516    64690 SH       Sole                                      64690
H.J. Heinz                     cs               423074103     5837   176550 SH       Sole                                     176550
Halliburton Company            cs               406216101    24368  1575175 SH       Sole                                    1575175
Healthcare Services Group      cs               421906108      969    64750 SH       Sole                                      64750
Honeywell International        cs               438516106    16910   606950 SH       Sole                                     606950
Hospira                        cs               441060100    22041   714225 SH       Sole                                     714225
Intel                          cs               458140100    11740   781100 SH       Sole                                     781100
Intl Business Machines         cs               459200101    26320   271650 SH       Sole                                     271650
Iron Mountain                  cs               462846106     2326   104900 SH       Sole                                     104900
Jacobs Engineering Group       cs               469814107     2001    51750 SH       Sole                                      51750
Kansas City Southern           cs               485170302      668    52550 SH       Sole                                      52550
Kohl's Corporation             cs               500255104     7896   186575 SH       Sole                                     186575
Laboratory Corporation of Amer cs               50540R409    18604   318075 SH       Sole                                     318075
Linear Technology              cs               535678106     1138    49500 SH       Sole                                      49500
McCormick & Co.                cs               579780206     2318    78400 SH       Sole                                      78400
McKesson Corporation           cs               58155q103    18564   529800 SH       Sole                                     529800
Microsoft                      cs               594918104    29365  1598532 SH       Sole                                    1598532
MSC Industrial Direct          cs               553530106     7881   253650 SH       Sole                                     253650
NIKE                           cs               654106103    12045   256875 SH       Sole                                     256875
Noble Corporation              cs               H5833N103    11059   459050 SH       Sole                                     459050
Occidental Petroleum           cs               674599105    29531   530650 SH       Sole                                     530650
optionsXpress                  cs               684010101     1372   120350 SH       Sole                                     120350
Paychex                        cs               704326107     1117    43525 SH       Sole                                      43525
PepsiCo                        cs               713448108    26205   509025 SH       Sole                                     509025
Portfolio Recovery Associates  cs               73640q105      942    35100 SH       Sole                                      35100
Praxair                        cs               74005p104    16427   244125 SH       Sole                                     244125
Procter & Gamble               cs               742718109    21189   449975 SH       Sole                                     449975
QUALCOMM                       cs               747525103    15055   386925 SH       Sole                                     386925
Questar Corporation            cs               748356102    11734   398700 SH       Sole                                     398700
Range Resources                cs               75281A109    25733   625200 SH       Sole                                     625200
Roper Industries               cs               776696106    14185   334150 SH       Sole                                     334150
Ross Stores                    cs               778296103     1950    54350 SH       Sole                                      54350
Schering-Plough                cs               806605101    10915   463475 SH       Sole                                     463475
Sigma-Aldrich                  cs               826552101     1521    40250 SH       Sole                                      40250
Smith International            cs               832110100     1411    65696 SH       Sole                                      65696
Southwestern Energy            cs               845467109    23483   790950 SH       Sole                                     790950
Suntech Power ADR              cs               86800c104    11659   997375 SH       Sole                                     997375
Symantec Corporation           cs               871503108    11034   738575 SH       Sole                                     738575
TD Ameritrade                  cs               87236y108    19148  1386545 SH       Sole                                    1386545
Tiffany & Co.                  cs               886547108      790    36650 SH       Sole                                      36650
Total Systems Services         cs               891906109      839    60750 SH       Sole                                      60750
United Technologies            cs               913017109    10958   254950 SH       Sole                                     254950
UPS                            cs               911312106     9837   199850 SH       Sole                                     199850
Visa                           cs               92826c839    18866   339325 SH       Sole                                     339325
Wal-Mart Stores                cs               931142103    15190   291550 SH       Sole                                     291550
Waters Corporation             cs               941848103     2799    75750 SH       Sole                                      75750
XTO Energy                     cs               98385X106    27708   904896 SH       Sole                                     904896
Yum! Brands                    cs               988498101    22827   830675 SH       Sole                                     830675
Zebra Technologies             cs               989207105     1056    55500 SH       Sole                                      55500